Financial Risk Management and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Undiscounted Balances of Financial Liabilities
The following tables show the undiscounted balances of the financial liabilities (including interest expense) categorized by time from the end of the period under review to the contractual maturity date:

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Carrying amounts
At December 31, 2019
Long-term bank loans	448	434	1,344	1,710	3,306
Promissory notes	34	34	1,030	—	998
Corporate bonds	108	1,088	2,034	—	2,998
Lease liabilities	11,085	10,183	12,112	1,430	32,325
Other obligations	2,657	46	29	49	2,778
Short-term bank loans	5,704	—	—	—	5,564
Commercial papers	9,116	—	—	—	8,995
Accounts payable and accrued liabilities	121,564	—	—	—	121,564
Amounts due to ultimate holding company	1,779	—	—	—	1,779
Amounts due to related parties	7,984	132	3,304	—	10,893
Amounts due to domestic carriers	2,174	—	—	—	2,174
Dividend payable	920	—	—	—	920

	163,573	11,917	19,853	3,189	194,294

At December 31, 2020
Long-term bank loans	428	469	1,215	1,372	2,900
Promissory notes	34	1,030	—	—	998
Corporate bonds	1,088	2,034	—	—	2,999
Lease liabilities	11,757	10,352	6,203	1,498	27,961
Other obligations	2,529	15	27	58	2,627
Short-term bank loans	751	—	—	—	740
Commercial papers	7,007	—	—	—	7,000
Accounts payable and accrued liabilities	134,437	—	—	—	134,437
Bills payable	5,482	—	—	—	5,482
Amounts due to ultimate holding company	1,640	—	—	—	1,640
Amounts due to related parties	9,315	132	3,172	—	12,225
Amounts due to domestic carriers	2,291	—	—	—	2,291

	176,759	14,032	10,617	2,928	201,300

Summary of Debt-to-Capitalization Ratios
The Group’s
debt-to-capitalization
ratios are as follows:

	December 31, 2019	December 31, 2020
Interest-bearing debts:
- Short-term bank loans	5,564	740
- Long-term bank loans	2,869	2,482
- Promissory notes	998	998
- Corporate bonds	2,998	1,999
- Commercial papers	8,995	7,000
- Lease liabilities (non-current portion)	21,535	16,458
- Amounts due to related parties	3,092	3,042
- Current portion of long-term bank loans	437	418
- Current portion of corporate bonds	—	1,000
- Lease liabilities (current portion)	10,790	11,503

	57,278	45,640
Total equity	320,755	327,520

Interest-bearing debts plus total equity	378,033	373,160

Debt-to-capitalization ratio	15.2%	12.2%

Summary of Assets Measured at Fair Value
The following table presents the Group’s assets that are measured at fair value at December 31, 2019:

	Level 1	Level 2	Level 3	Total
Recurring fair value measurement:
Equity securities measured at FVOCI (non-recycling)	3,268	—	55	3,323
Financial assets measured at FVPL	151	51	568	770

Total	3,419	51	623	4,093

The following table presents the Group’s assets that are measured at fair value at December 31, 2020:

	Level 1	Level 2	Level 3	Total
Recurring fair value measurement:
Equity securities measured at FVOCI (non-recycling)	1,786	—	52	1,838
Financial assets measured at FVPL	1,465	100	929	2,494
Debt securities measured at FVOCI (recycling)	23,350	—	—	23,350

Total	26,601	100	981	27,682

Summary of Carrying Amounts, Fair Values and the Group's Financial Liabilities Carried at Amortized Cost
As of December 31, 2019 and 2020. the carrying amounts, fair values and the level of fair values of the Group’s financial liabilities carried at amortized cost are disclosed below:

	Carrying amount as of December 31, 2019	Fair value as of December 31, 2019	Carrying amount as of December 31, 2020	Fair value as of December 31, 2020	Fair value measurement as of December 31, 2020 categorized into
					Level 1	Level 2	Level 3
Non-current portion of long-term bank loans	2,869	2,849	2,482	2,552	—	2,552	—
Non-current portion of promissory notes	998	1,010	998	1,005	1,005	—	—
Non-current portion of corporate bonds	2,998	3,081	1,999	2,050	2,050	—	—

Foreign exchange risk [member]
Statement [LineItems]
Summary of Foreign Exchange Risk
The following table details the Group’s exposure at the end of the reporting period to currency risk arising from recognized assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate and have been translated to RMB at the applicable rates quoted by the PBOC as of December 31, 2019 and 2020.

	2019			2020
	Original currency millions	Exchange rate	RMB equivalent millions	Original currency millions	Exchange rate	RMB equivalent millions
Cash and cash equivalents:
- denominated in HK dollars	35	0.90	31	48	0.84	40
- denominated in US dollars	166	6.98	1,160	353	6.52	2,305
- denominated in Euro	19	7.82	146	30	8.03	241
- denominated in Japanese Yen	31	0.06	2	—	0.06	—
- denominated in SGD	1	5.17	6	1	4.93	7
- denominated in AUD	1	4.88	4	—	5.02	1

Sub-total			1,349			2,594

Accounts receivable:
- denominated in HK dollars	2	0.90	2	1	0.84	1
- denominated in US dollars	231	6.98	1,612	219	6.52	1,429
- denominated in Euro	2	7.82	16	2	8.03	16

Sub-total			1,630			1,446

Financial assets measured at FVOCI:
- denominated in Euro	400	7.82	3,125	208	8.03	1,672

Total			6,104			5,712

Borrowings:
- denominated in US dollars	33	6.98	232	31	6.52	204
- denominated in Euro	5	7.82	42	2	8.03	18

Sub-total			274			222

Accounts payable:
- denominated in US dollars	62	6.98	433	36	6.52	235
- denominated in Euro	1	7.82	8	1	8.03	8

Sub-total			441			243

Total			715			465